Series B Mandatorily Redeemable Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Series B Mandatorily Redeemable Preferred Stock

8. SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK

In August 2014, the Company closed on a private placement offering of its mandatorily redeemable Series B Preferred Stock. The financing, was funded in installments and completed on December 24, 2015. As of December 31, 2015, the Company had issued 35,000 shares of its Series B Preferred Stock. The Company has classified the Series B Preferred Stock as a liability in accordance with ASC Topic No. 480, “Distinguishing Liabilities from Equity,” which states that mandatorily redeemable financial instruments should be classified as liabilities and therefore the related dividend payments are treated as a component of interest expense in the accompanying consolidated statements of operations.

The Series B preferred stock has a $0.01 par value and a $1,000 liquidation preference. The Series B preferred stock shall be redeemed through a cash payment of the face value of the shares outstanding at redemption. The preferred return on the funds invested is 14% and shall be paid on a monthly basis. The Series B Preferred Stock was scheduled to be redeemed on August 1, 2017; however, the Company had two one year options to extend the redemption date. On June 30, 2017, the Company exercised its option to extend the redemption date to August 1, 2019 and paid an extension fee of $153,500. The Company incurred approximately $3.1 million in legal and underwriting costs related to this transaction. These costs have been recorded as deferred financing costs on the accompanying consolidated balance sheets as a direct deduction from the carrying amount of that debt liability and are being amortized over the term of the agreement. Amortization expense totaling approximately $507,000 and $508,000 was included in interest expense for the nine months ended September 30, 2017 and 2016 in the accompanying consolidated statements of operations. The unamortized deferred stock costs totaled $134,000 and $592,000 as of September 30, 2017 and December 31, 2016, respectively.

During 2016, the Company redeemed 300 shares in June, 1,000 shares in July and 1,000 shares in August for a total of $2.3 million. During 2017, the Company redeemed 1,000 shares in March and 1,000 shares in May for a total of $2.0 million. As of September 30, 2017, the remaining outstanding number of shares was 30,700.

9. SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK

In August 2014, the Company entered into a private placement offering of $40 million of its mandatorily redeemable Series B Preferred Stock. The financing, was to be funded in installments and planned to be completed no later than the one year anniversary of the initial investment. The funds were used for Series B Preferred investor approved property acquisitions. Certain specified management decisions were approved in advance by the Series B Preferred investor. Upon the occurrence of an event of default, the Preferred Stock investor has certain additional rights. As of December 31, 2016, the Company had issued 32,700 shares of its Series B Preferred Stock outstanding. The Company terminated the offering on December 24, 2015. The Company has classified the Series B Preferred Stock as a liability in accordance with ASC Topic No. 480, “Distinguishing Liabilities from Equity,” which states that mandatorily redeemable financial instruments should be classified as liabilities and therefore the related dividend payments are treated as a component of interest expense in the accompanying consolidated statements of operations.

The Series B preferred stock has a $0.01 par value and a $1,000 liquidation preference. The Series B preferred stock shall be redeemed through a cash payment of the face value of the shares outstanding at redemption. The preferred return on the funds invested is 14% (10% shall be paid on a monthly basis and the remaining 4% shall accrue and compound monthly payable beginning in February 2016). The Series B Preferred Stock is scheduled to be redeemed by the third anniversary of the closing date; however, the Company has the right to extend the redemption for up to two additional years. The Company incurred approximately $3.1 million in legal and underwriting costs related to this transaction. These costs have been recorded as deferred financing costs on the accompanying consolidated balance sheets and are being amortized over the term of the agreement using the effective interest method. Amortization expense totaling approximately $1,014,000 and $952,000 was included in interest expense for the years ended December 31, 2016 and 2015, respectively, in the accompanying consolidated statement of operations. The unamortized deferred stock costs totaled $592,000 and $1.6 million as of December 31, 2016 and 2015, respectively.

During the year ended December 31, 2016, the Company redeemed 2,300 shares of its Series B preferred stock for $2.3 million. As of December 31, 2016, the remaining outstanding number of shares was 32,700. On August 1, 2017, the redemption date, $32.7 million is due with two one year options to extend the redemption date.